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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)*
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 9/30
Date of reporting period: 3/31/11

*	Funds included are: Invesco U.S. Small Cap Value Fund, Invesco Value Fund and Invesco Value II Fund.

Item 1. Reports to Stockholders.

Invesco U.S. Small Cap Value Fund
Semiannual Report to Shareholders ■ March 31, 2011
Nasdaq:
A: MCVAX ▪ B: MCVGX ▪ C: MCVQX ▪ Y: MPSCX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 9/30/10 to 3/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	25.44%

Class B Shares	24.98

Class C Shares	24.98

Class Y Shares	25.56

Russell 2000 Value Index▼ (Broad Market/Style-Specific Index)	22.97

Lipper Small-Cap Value Funds Index▼ (Peer Group Index)	24.14

▼	Lipper Inc.
The Fund recently adopted a three-tier benchmark structure to compare its performance to broad market, style-specific and peer group measures.
The Russell 2000® Value Index is an unmanaged index considered representative of small-cap value stocks. The Russell 2000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Small-Cap Value Funds Index is an unmanaged index considered representative of small-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 3/31/11, including maximum applicable sales charges

Class A Shares

Inception (1/22/99)		9.02%

10	Years	9.53

5	Years	6.96

1	Year	17.15

Class B Shares

10	Years	9.49%

5	Years	7.06

1	Year	18.03

Class C Shares

10	Years	9.33%

5	Years	7.37

1	Year	22.03

Class Y Shares

Inception (7/1/86)		11.50%

10	Years	10.44

5	Years	8.46

1	Year	24.27

Effective June 1, 2010, Class I and Class P shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class Y and Class A shares, respectively, of Invesco U.S. Small Cap Value Fund. Returns shown above for Class Y and Class A shares are blended returns of the predecessor fund and Invesco U.S. Small Cap Value Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Class B and Class C shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class P shares restated to reflect the higher 12b-1 fees applicable to Class B and Class C shares, respectively. Class B and Class C share performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class P shares was January 22, 1999.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.01%, 1.76%, 1.76% and 0.76%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

2 Invesco U.S. Small Cap Value Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director
Invesco Ltd.
3 Invesco U.S. Small Cap Value Fund

Schedule of Investments(a)

March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks–97.39%
Aerospace & Defense–5.57%
AAR Corp.(b)	576,928	$15,992,444

AerCap Holdings N.V. (Netherlands)(b)	1,651,879	20,764,119

Moog Inc.–Class A(b)	283,400	13,010,894

		49,767,457

Air Freight & Logistics–2.65%
Forward Air Corp.	317,800	9,734,214

UTI Worldwide, Inc.	689,300	13,951,432

		23,685,646

Apparel Retail–1.06%
Stage Stores, Inc.	491,495	9,446,534

Apparel, Accessories & Luxury Goods–5.05%
Jones Group Inc. (The)	862,200	11,855,250

Liz Claiborne, Inc.(b)	3,669,400	19,778,066

Maidenform Brands, Inc.(b)	470,786	13,450,356

		45,083,672

Asset Management & Custody Banks–2.66%
Federated Investors, Inc.–Class B	463,300	12,393,275

Janus Capital Group Inc.	913,900	11,396,333

		23,789,608

Building Products–0.91%
A.O. Smith Corp.	182,602	8,096,573

Commodity Chemicals–0.46%
Calgon Carbon Corp.(b)	260,900	4,143,092

Construction & Engineering–1.94%
Insituform Technologies, Inc.–Class A(b)	426,800	11,416,900

Orion Marine Group, Inc.(b)	549,586	5,902,553

		17,319,453

Construction & Farm Machinery & Heavy Trucks–4.57%
Terex Corp.(b)	498,000	18,445,920

WABCO Holdings Inc.(b)	363,200	22,387,648

		40,833,568

Construction Materials–1.00%
Eagle Materials, Inc.	295,400	8,938,804

Consumer Electronics–2.39%
Harman International Industries, Inc.	456,000	21,349,920

Data Processing & Outsourced Services–4.53%
Alliance Data Systems Corp.(b)	206,100	17,701,929

Euronet Worldwide, Inc.(b)	697,600	13,484,608

Heartland Payment Systems, Inc.	530,811	9,305,117

		40,491,654

Electrical Components & Equipment–3.02%
Belden, Inc.	717,729	26,950,724

Electronic Equipment & Instruments–1.27%
Checkpoint Systems, Inc.(b)	506,058	11,376,184

Electronic Equipment Manufacturers–1.57%
Rogers Corp.(b)	311,253	14,025,060

Electronic Manufacturing Services–3.96%
Jabil Circuit, Inc.	1,168,000	23,862,240

Methode Electronics, Inc.	863,017	10,425,246

Sanmina- SCI Corp.(b)	99,635	1,116,908

		35,404,394

Gas Utilities–0.85%
UGI Corp.	231,700	7,622,930

Health Care Equipment–0.59%
Hill-Rom Holdings, Inc.	137,686	5,229,314

Health Care Facilities–2.05%
Select Medical Holdings Corp.(b)	1,467,312	11,826,535

VCA Antech, Inc.(b)	256,000	6,446,080

		18,272,615

Health Care Services–0.14%
AMN Healthcare Services, Inc.(b)	144,671	1,252,851

Health Care Supplies–1.36%
Cooper Cos., Inc. (The)	174,458	12,116,108

Household Products–0.13%
Central Garden & Pet Co.(b)	127,922	1,126,993

Industrial Machinery–1.48%
John Bean Technologies Corp.	99,579	1,914,904

Snap-on, Inc.	188,900	11,345,334

		13,260,238

Investment Banking & Brokerage–0.71%
FBR Capital Markets Corp.(b)	1,779,000	6,368,820

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco U.S. Small Cap Value Fund

	Shares	Value

IT Consulting & Other Services–3.60%
Acxiom Corp.(b)	831,600	$11,933,460

MAXIMUS, Inc.	177,731	14,426,425

Ness Technologies, Inc.(b)	899,197	5,754,861

		32,114,746

Life & Health Insurance–1.94%
CNO Financial Group, Inc.(b)	2,305,532	17,314,545

Life Sciences Tools & Services–1.28%
Bio-Rad Laboratories, Inc.–Class A(b)	95,434	11,465,441

Managed Health Care–0.26%
Triple-S Management Corp.–Class B (Puerto Rico)(b)	114,903	2,364,704

Office Electronics–1.13%
Zebra Technologies Corp.–Class A(b)	256,900	10,080,756

Office Services & Supplies–3.30%
ACCO Brands Corp.(b)	1,927,659	18,389,867

Interface, Inc.–Class A	601,565	11,122,937

		29,512,804

Oil & Gas Equipment & Services–2.53%
Helix Energy Solutions Group Inc.(b)	297,600	5,118,720

Superior Energy Services, Inc.(b)	427,130	17,512,330

		22,631,050

Oil & Gas Exploration & Production–1.34%
Goodrich Petroleum Corp.(b)	537,800	11,949,916

Paper Packaging–1.45%
Sealed Air Corp.	487,000	12,983,420

Property & Casualty Insurance–3.85%
AmTrust Financial Services, Inc.	830,684	15,841,144

Argo Group International Holdings Ltd. (Bermuda)	304,400	10,057,376

Employers Holdings, Inc.	409,571	8,461,737

		34,360,257

Real Estate Development–0.31%
Forestar Group, Inc.(b)	145,250	2,762,655

Regional Banks–2.67%
TCF Financial Corp.	590,900	9,371,674

Zions Bancorp.	626,300	14,442,478

		23,814,152

Reinsurance–5.15%
Alterra Capital Holdings Ltd.	347,640	7,766,277

Platinum Underwriters Holdings, Ltd. (Bermuda)	357,100	13,601,939

Reinsurance Group of America, Inc.	124,700	7,828,666

Transatlantic Holdings, Inc.	345,400	16,810,618

		46,007,500

Research & Consulting Services–1.67%
Resources Connection, Inc.	309,704	6,005,160

Stantec Inc. (Canada)(b)	295,806	8,877,138

		14,882,298

Restaurants–3.00%
AFC Enterprises, Inc.(b)	203,761	3,082,904

Denny’s Corp.(b)	2,780,421	11,288,509

Sonic Corp.(b)	1,370,600	12,403,930

		26,775,343

Semiconductor Equipment–2.52%
Brooks Automation, Inc.(b)	896,334	12,306,666

Novellus Systems, Inc.(b)	275,700	10,236,741

		22,543,407

Semiconductors–1.43%
Microsemi Corp.(b)	614,500	12,726,295

Specialized Consumer Services–3.74%
H&R Block, Inc.	921,000	15,417,540

Weight Watchers International, Inc.	256,400	17,973,640

		33,391,180

Specialty Chemicals–1.81%
A. Schulman, Inc.	317,100	7,838,712

Zep, Inc.	477,485	8,313,014

		16,151,726

Technology Distributors–0.87%
ScanSource, Inc.(b)	205,681	7,813,821

Thrifts & Mortgage Finance–0.54%
First Niagara Financial Group, Inc.	355,100	4,822,258

Tires & Rubber–1.97%
Goodyear Tire & Rubber Co. (The)(b)	1,174,300	17,591,014

Trading Companies & Distributors–1.11%
Watsco, Inc.	141,700	9,877,907

Total Common Stocks (Cost $649,251,883)		869,889,407

Money Market Funds–3.42%
Liquid Assets Portfolio–Institutional Class(c)	15,270,496	15,270,496

Premier Portfolio–Institutional Class(c)	15,270,495	15,270,495

Total Money Market Funds (Cost $30,540,991)		30,540,991

TOTAL INVESTMENTS–100.81% (Cost $679,792,874)		900,430,398

OTHER ASSETS LESS LIABILITIES–(0.81)%		(7,262,971)

NET ASSETS–100.00%		893,167,427

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco U.S. Small Cap Value Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of March 31, 2011

Industrials	23.7%

Information Technology	20.9

Consumer Discretionary	19.7

Financials	17.8

Health Care	5.7

Materials	4.7

Energy	3.9

Utilities	0.9

Consumer Staples	0.1

Money Market Funds Plus Other Assets Less Liabilities	2.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco U.S. Small Cap Value Fund

Statement of Assets and Liabilities

March 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $649,251,883)	$869,889,407

Investments in affiliated money market funds, at value and cost	30,540,991

Total investments, at value (Cost $679,792,874)	900,430,398

Receivable for:
Investments sold	918,603

Fund shares sold	6,999,899

Dividends	397,974

Investment for trustee deferred compensation and retirement plans	2,164

Other assets	67,705

Total assets	908,816,743

Liabilities:
Payable for:
Investments purchased	7,838,995

Fund shares reacquired	7,582,624

Accrued fees to affiliates	158,625

Accrued other operating expenses	58,515

Trustee deferred compensation and retirement plans	10,557

Total liabilities	15,649,316

Net assets applicable to shares outstanding	$893,167,427

Net assets consist of:
Shares of beneficial interest	$657,820,710

Undistributed net investment income (loss)	(742,604)

Undistributed net realized gain	15,451,797

Unrealized appreciation	220,637,524

$893,167,427

Net Assets:
Class A	$203,487,474

Class B	$207,836

Class C	$316,164

Class Y	$689,155,953

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	7,142,375

Class B	7,336

Class C	11,158

Class Y	23,976,901

Class A:
Net asset value per share	$28.49

Maximum offering price per share
(Net asset value of $28.49 divided by 94.50%)	$30.15

Class B:
Net asset value and offering price per share	$28.33

Class C:
Net asset value and offering price per share	$28.33

Class Y:
Net asset value and offering price per share	$28.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco U.S. Small Cap Value Fund

Statement of Operations

For the six months ended March 31, 2011
(Unaudited)

Investment income:
Dividends	$2,878,312

Dividends from affiliated money market funds	16,060

Total investment income	2,894,372

Expenses:
Advisory fees	2,762,264

Administrative services fees	112,422

Custodian fees	24,093

Distribution fees:
Class A	237,156

Class B	881

Class C	994

Transfer agent fees	295,236

Trustees’ and officers’ fees and benefits	18,170

Other	146,939

Total expenses	3,598,155

Less: Fees waived and expense offset arrangement(s)	(19,462)

Net expenses	3,578,693

Net investment income (loss)	(684,321)

Realized and unrealized gain from:
Net realized gain from investment securities (includes net gains from securities sold to affiliates of $303,894)	44,190,864

Change in net unrealized appreciation of investment securities	144,719,080

Net realized and unrealized gain	188,909,944

Net increase in net assets resulting from operations	$188,225,623

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco U.S. Small Cap Value Fund

Statement of Changes in Net Assets

For the six months ended March 31, 2011 and the year ended September 30, 2010
(Unaudited)

	2011	2010

Operations:
Net investment income (loss)	$(684,321)	$1,955,827

Net realized gain	44,190,864	102,054,961

Change in net unrealized appreciation (depreciation)	144,719,080	(8,268,731)

Net increase in net assets resulting from operations	188,225,623	95,742,057

Distributions to shareholders from net investment income:
Class A	(172,052)	—

Class B	(26)	—

Class C	(23)	—

Class Y	(1,832,280)	—

Total distributions from net investment income	(2,004,381)	—

Share transactions–net:
Class A	3,242,993	27,539,186

Class B	56,569	113,008

Class C	181,114	96,299

Class Y	(50,798,024)	(7,580,407)

Net increase (decrease) in net assets resulting from share transactions	(47,317,348)	20,168,086

Net increase in net assets	138,903,894	115,910,143

Net assets:
Beginning of period	754,263,533	638,353,390

End of period (includes undistributed net investment income (loss) of $(742,604) and $1,946,098, respectively)	$893,167,427	$754,263,533

Notes to Financial Statements

March 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco U.S. Small Cap Value Fund, (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley U.S. Small Cap Value Fund (the “Acquired Fund”), an investment portfolio of Morgan Stanley Institutional Fund Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class P and Class I shares received Class A and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class P and Class I shares prior to the Reorganization is included with Class A and Class Y shares, respectively, of the Fund throughout this report.
  The Fund’s investment objective is to seek above-average total return over a market cycle of three to five years.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

9        Invesco U.S. Small Cap Value Fund

Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the

10        Invesco U.S. Small Cap Value Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.67%

Next $500 million	0.645%

Over $1 billion	0.62%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 1.12%, 1.87%, 1.87%, and 0.87%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended March 31, 2011, the Adviser waived advisory fees of $19,311.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended March 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.

11        Invesco U.S. Small Cap Value Fund

  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended March 31, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended March 31, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended March 31, 2011, IDI advised the Fund that IDI retained $2,533 in front-end sales commissions from the sale of Class A shares and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$900,430,398	$—	$—	$900,430,398

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended March 31, 2011, the Fund engaged in securities sales of $673,958, which resulted in net realized gains of $303,894.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended March 31, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $151.

12        Invesco U.S. Small Cap Value Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended March 31, 2011, the Fund paid legal fees of $1,097 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of September 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

September 30, 2017	$17,083,450

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended March 31, 2011 was $189,248,016 and $239,226,460, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$212,040,843

Aggregate unrealized (depreciation) of investment securities	(3,058,936)

Net unrealized appreciation of investment securities	$208,981,907

Cost of investments for tax purposes is $691,448,491.

13        Invesco U.S. Small Cap Value Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	March 31, 2011(a)		September 30, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	1,567,111	$40,485,599	4,614,332	$98,055,891

Class B(b)	5,151	135,174	5,605	123,178

Class C(b)	9,073	244,131	4,371	96,299

Class Y	3,060,539	81,438,341	7,663,653	165,104,181

Issued as reinvestment of dividends:
Class A	5,467	144,556	—	—

Class B(b)	1	26	—	—

Class C(b)	1	23	—	—

Class Y	62,645	1,669,480	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	226	6,192	74	1,651

Class B(b)	(226)	(6,192)	(74)	(1,651)

Reacquired:(c)
Class A	(1,396,904)	(37,393,354)	(3,188,541)	(70,518,356)

Class B(b)	(2,727)	(72,439)	(394)	(8,519)

Class C(b)	(2,287)	(63,040)	—	—

Class Y	(5,105,355)	(133,905,845)	(7,949,660)	(172,684,588)

Net increase (decrease) in share activity	(1,797,285)	$(47,317,348)	1,149,366	$20,168,086

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.
(c)	Net of redemption fees of $23,286 and $51,394 for the six months ended March 31, 2011 and the year ended September 30, 2010, respectively.

14        Invesco U.S. Small Cap Value Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period(b)	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 03/31/11	$22.73	$(0.05)	$5.83	$5.78	$(0.02)	$—	$(0.02)	$28.49	25.45%	$203,487	1.04	%(e)	1.04	%(e)	(0.36	)%(e)	23%
Year ended 09/30/10	19.97	0.01	2.75	2.76	—	—	—	22.73	13.82	158,362	1.05		1.06		0.06		69
Year ended 09/30/09	21.05	(0.04)	(0.09)	(0.13)	(0.15)	(0.80)	(0.95)	19.97	0.81	110,638	1.12	(f)	1.12	(f)	(0.26	)(f)	53
Year ended 09/30/08	28.03	0.01	(3.81)	(3.80)	(0.00)	(3.18)	(3.18)	21.05	(14.58)	70,699	1.05	(f)	1.06	(f)	0.02	(f)	56
Year ended 09/30/07	26.09	0.00	4.86	4.86	(0.02)	(2.90)	(2.92)	28.03	19.45	59,519	1.09	(f)	1.09	(f)	(0.01	)(f)	46
Year ended 09/30/06	24.29	0.02	3.04	3.06	(0.11)	(1.15)	(1.26)	26.09	13.13	26,428	1.06		1.06		0.08		51

Class B
Six months ended 03/31/11	22.67	(0.15)	5.81	5.66	(0.00)	—	(0.00)	28.33	24.99	208	1.79	(e)	1.79	(e)	(1.11	)(e)	23
Year ended 09/30/10(g)	21.64	(0.05)	1.08	1.03	—	—	—	22.67	4.76	116	1.73	(h)	1.73	(h)	(0.62	)(h)	69

Class C
Six months ended 03/31/11	22.67	(0.15)	5.81	5.66	(0.00)	—	(0.00)	28.33	24.99	316	1.79	(e)	1.79	(e)	(1.11	)(e)	23
Year ended 09/30/10(g)	21.64	(0.05)	1.08	1.03	—	—	—	22.67	4.76	99	1.73	(h)	1.73	(h)	(0.62	)(h)	69

Class Y
Six months ended 03/31/11	22.95	(0.01)	5.87	5.86	(0.07)	—	(0.07)	28.74	25.58	689,156	0.79	(e)	0.79	(e)	(0.11	)(e)	23
Year ended 09/30/10	20.11	0.07	2.77	2.84	—	—	—	22.95	14.12	595,685	0.80		0.81		0.31		69
Year ended 09/30/09	21.19	0.04	(0.13)	(0.09)	(0.19)	(0.80)	(0.99)	20.11	1.09	527,715	0.86	(f)	0.86	(f)	0.25	(f)	53
Year ended 09/30/08	28.19	0.06	(3.82)	(3.76)	(0.06)	(3.18)	(3.24)	21.19	(14.34)	651,226	0.80	(f)	0.80	(f)	0.28	(f)	56
Year ended 09/30/07	26.22	0.06	4.89	4.95	(0.08)	(2.90)	(2.98)	28.19	19.74	810,194	0.84	(f)	0.84	(f)	0.23	(f)	46
Year ended 09/30/06	24.41	0.09	3.04	3.13	(0.17)	(1.15)	(1.32)	26.22	13.42	716,208	0.81		0.81		0.35		51

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if possible.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $190,246, $177, $199 and $660,079 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	The Ratio of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is 0.01%, 0.01% and less than 0.005% for the years ended September 30, 2009, 2008 and 2007, respectively.
(g)	Commencement date of June 1, 2010.
(h)	Annualized.

NOTE 12—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Small Cap Value Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.

15        Invesco U.S. Small Cap Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2010 through March 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(10/01/10)	(03/31/11)[1]	Period[2]	(03/31/11)	Period[2]	Ratio
A	$1,000.00	$1,254.40	$5.56	$1,020.00	$4.99	0.99%

B	1,000.00	1,249.80	6.39	1,019.25	5.74	1.14

C	1,000.00	1,249.80	2.08	1,023.09	1.87	0.37

Y	1,000.00	1,255.60	4.16	1,021.24	3.73	0.74

[1]	The actual ending account value is based on the actual total return of the Fund for the period October 1, 2010 through March 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

16        Invesco U.S. Small Cap Value Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the
Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-USSCV-SAR-1	Invesco Distributors, Inc.

Invesco Value Fund
Semiannual Report to Shareholders ▪ March 31, 2011
Nasdaq:
A: VLUAX ▪ B: VLUBX ▪ C: VLUCX ▪ Y: VLUDX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 9/30/10 to 3/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	18.05%

Class B Shares	17.62

Class C Shares	17.69

Class Y Shares	18.24

S&P 500 Index▼ (Broad Market Index)	17.31

Russell 1000 Value Index▼ (Style-Specific Index)	17.68

Lipper Large-Cap Value Funds Index▼ (Peer Group Index)	16.80

▼	Lipper Inc.
The S&P 500 ® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 3/31/11, including maximum applicable sales charges

	Class A Shares

Inception	(11/25/98)	4.02%

	10 Years	3.62

	5 Years	2.36

	1 Year	10.01

	Class B Shares

	Inception (11/25/98)	3.99%

	10 Years	3.58

	5 Years	2.39

	1 Year	10.55

	Class C Shares

	Inception (11/25/98)	3.73%

	10 Years	3.46

	5 Years	2.75

	1 Year	14.60

	Class Y Shares

	Inception (11/25/98)	4.76%

	10 Years	4.47

	5 Years	3.76

	1 Year	16.74

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Value Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Value Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.14%, 1.89%, 1.89% and 0.89%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2 Invesco Value Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director
Invesco Ltd.
3 Invesco Value Fund

Schedule of Investments(a)

March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.42%
Aerospace & Defense–1.34%
Honeywell International Inc.	26,055	$1,555,744

Aluminum–1.65%
Alcoa Inc.	107,990	1,906,023

Asset Management & Custody Banks–2.41%
Bank of New York Mellon Corp. (The)	75,419	2,252,765

State Street Corp.	12,005	539,505

		2,792,270

Automobile Manufacturers–0.75%
General Motors Co.(b)	27,816	863,130

Cable & Satellite–5.94%
Comcast Corp.–Class A	171,230	4,232,805

DIRECTV–Class A(b)	16,677	780,484

Time Warner Cable Inc.	26,108	1,862,545

		6,875,834

Communications Equipment–0.76%
Cisco Systems, Inc.	51,589	884,751

Computer Hardware–3.41%
Dell Inc.(b)	97,289	1,411,664

Hewlett-Packard Co.	61,862	2,534,486

		3,946,150

Data Processing & Outsourced Services–0.31%
Western Union Co.	17,402	361,440

Department Stores–0.31%
Macy’s, Inc.	14,573	353,541

Diversified Banks–2.11%
U.S. Bancorp	28,510	753,519

Wells Fargo & Co.	53,384	1,692,273

		2,445,792

Drug Retail–1.47%
CVS Caremark Corp.	49,518	1,699,458

Electric Utilities–1.94%
American Electric Power Co., Inc.	14,041	493,401

FirstEnergy Corp.	22,133	820,913

PPL Corp.	36,749	929,749

		2,244,063

Electrical Components & Equipment–0.81%
Emerson Electric Co.	16,123	942,067

	Shares
General Merchandise Stores–0.65%
Target Corp.	15,024	751,350

Health Care Distributors–1.36%
Cardinal Health, Inc.	38,139	1,568,657

Home Improvement Retail–1.78%
Home Depot, Inc. (The)	27,331	1,012,887

Lowe’s Cos., Inc.	39,718	1,049,747

		2,062,634

Household Products–0.31%
Procter & Gamble Co. (The)	5,797	357,095

Hypermarkets & Super Centers–1.17%
Wal-Mart Stores, Inc.	25,922	1,349,240

Industrial Conglomerates–2.67%
General Electric Co.	80,221	1,608,431

Textron Inc.	30,267	829,013

Tyco International Ltd.	14,547	651,269

		3,088,713

Industrial Machinery–1.72%
Ingersoll-Rand PLC (Ireland)	41,161	1,988,488

Integrated Oil & Gas–6.60%
BP PLC–ADR (United Kingdom)	28,611	1,262,889

Chevron Corp.	25,069	2,693,163

ConocoPhillips	7,471	596,634

Royal Dutch Shell PLC–ADR (United Kingdom)	30,066	2,190,609

Total SA–ADR (France)	14,722	897,600

		7,640,895

Integrated Telecommunication Services–3.08%
AT&T Inc.	49,456	1,513,354

Verizon Communications Inc.	53,363	2,056,610

		3,569,964

Internet Software & Services–3.42%
eBay Inc.(b)	68,074	2,113,017

Yahoo! Inc.(b)	110,843	1,845,536

		3,958,553

Investment Banking & Brokerage–2.30%
Goldman Sachs Group, Inc. (The)	8,294	1,314,350

Morgan Stanley	49,167	1,343,243

		2,657,593

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Value Fund

	Shares	Value

IT Consulting & Other Services–0.42%
Accenture PLC–Class A (Ireland)	8,744	$480,658

Life & Health Insurance–2.91%
Aflac, Inc.	9,201	485,629

MetLife, Inc.	33,229	1,486,333

Torchmark Corp.	20,941	1,392,158

		3,364,120

Managed Health Care–2.72%
UnitedHealth Group Inc.	51,172	2,312,975

WellPoint Inc.	11,994	837,061

		3,150,036

Movies & Entertainment–6.21%
News Corp.–Class B	91,787	1,709,074

Time Warner Inc.	44,475	1,587,758

Viacom Inc.–Class B	83,662	3,891,956

		7,188,788

Multi-Utilities–0.29%
Sempra Energy	6,291	336,569

Oil & Gas Drilling–0.62%
Noble Corp.	15,659	714,364

Oil & Gas Equipment & Services–4.24%
Halliburton Co.	65,334	3,256,247

Weatherford International Ltd.(b)	73,045	1,650,817

		4,907,064

Other Diversified Financial Services–6.33%
Bank of America Corp.	160,407	2,138,225

Citigroup Inc.(b)	374,926	1,657,173

JPMorgan Chase & Co.	76,448	3,524,253

		7,319,651

Packaged Foods & Meats–4.00%
Kraft Foods Inc.–Class A	80,374	2,520,528

Unilever N.V.–New York Shares (Netherlands)	67,019	2,101,716

		4,622,244

Paper Products–3.05%
International Paper Co.	116,839	3,526,201

Personal Products–0.43%
Avon Products, Inc.	18,326	495,535

Pharmaceuticals–8.16%
Abbott Laboratories	14,237	698,325

Bristol-Myers Squibb Co.	84,703	2,238,700

GlaxoSmithKline PLC–ADR (United Kingdom)	25,937	996,240

Merck & Co., Inc.	53,715	1,773,132

Pfizer Inc.	149,219	3,030,638

Roche Holding AG–ADR (Switzerland)	19,575	701,821

		9,438,856

Property & Casualty Insurance–3.31%
Allstate Corp. (The)	7,274	231,168

Chubb Corp. (The)	36,083	2,212,249

Travelers Cos., Inc. (The)	23,286	1,385,051

		3,828,468

Regional Banks–1.36%
PNC Financial Services Group, Inc.	24,904	1,568,703

Semiconductor Equipment–0.42%
KLA-Tencor Corp.	10,336	489,616

Semiconductors–0.58%
Intel Corp.	33,316	671,984

Soft Drinks–1.44%
Coca-Cola Co. (The)	18,407	1,221,304

PepsiCo, Inc.	6,956	448,036

		1,669,340

Specialty Stores–0.69%
Staples, Inc.	41,101	798,181

Systems Software–2.01%
Microsoft Corp.	91,937	2,331,522

Wireless Telecommunication Services–0.96%
Vodafone Group PLC–ADR (United Kingdom)	38,538	1,107,967

Total Common Stocks & Other Equity Interests (Cost $101,645,296)		113,873,312

Money Market Funds–1.20%
Liquid Assets Portfolio–Institutional Class(c)	695,281	695,281

Premier Portfolio–Institutional Class(c)	695,281	695,281

Total Money Market Funds (Cost $1,390,562)		1,390,562

TOTAL INVESTMENTS–99.62% (Cost $103,035,858)		115,263,874

OTHER ASSETS LESS LIABILITIES–0.38%		438,128

NET ASSETS–100.00%		$115,702,002

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Value Fund

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of March 31, 2011

Financials	20.7%

Consumer Discretionary	16.3

Health Care	12.2

Energy	11.5

Information Technology	11.4

Consumer Staples	8.8

Industrials	6.6

Materials	4.7

Telecommunication Services	4.0

Utilities	2.2

Money Market Funds Plus Other Assets Less Liabilities	1.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Value Fund

Statement of Assets and Liabilities

March 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $101,645,296)	$113,873,312

Investments in affiliated money market funds, at value and cost	1,390,562

Total investments, at value (Cost $103,035,858)	115,263,874

Receivable for:
Investments sold	792,021

Fund shares sold	398,748

Dividends	215,340

Investment for trustee deferred compensation and retirement plans	1,260

Other assets	30,815

Total assets	116,702,058

Liabilities:
Payable for:
Investments purchased	423,872

Fund shares reacquired	266,571

Accrued fees to affiliates	125,140

Accrued other operating expenses	182,131

Trustee deferred compensation and retirement plans	2,342

Total liabilities	1,000,056

Net assets applicable to shares outstanding	$115,702,002

Net assets consist of:
Shares of beneficial interest	$111,935,585

Undistributed net investment income	260,687

Undistributed net realized gain (loss)	(8,722,286)

Unrealized appreciation	12,228,016

$115,702,002

Net Assets:
Class A	$88,310,780

Class B	$13,539,335

Class C	$10,304,058

Class Y	$3,547,829

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	6,585,297

Class B	1,032,186

Class C	792,183

Class Y	260,716

Class A:
Net asset value per share	$13.41

Maximum offering price per share
(net asset value of $13.41 divided by 94.50%)	$14.19

Class B:
Net asset value and offering price per share	$13.12

Class C:
Net asset value and offering price per share	$13.01

Class Y:
Net asset value and offering price per share	$13.61

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Value Fund

Statement of Operations

For the six months ended March 31, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $24,352)	$1,148,669

Dividends from affiliated money market funds	2,690

Total investment income	1,151,359

Expenses:
Advisory fees	227,944

Administrative services fees	24,931

Custodian fees	5,537

Distribution fees:
Class A	102,674

Class B	74,120

Class C	46,526

Transfer agent fees	84,385

Trustees’ and officers’ fees and benefits	9,710

Reports to shareholders	153,734

Other	44,724

Total expenses	774,285

Less: Fees waived	(11,241)

Net expenses	763,044

Net investment income	388,315

Realized and unrealized gain:
Net realized gain from investment securities	4,511,449

Change in net unrealized appreciation of investment securities	12,704,143

Net realized and unrealized gain	17,215,592

Net increase in net assets resulting from operations	$17,603,907

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Value Fund

Statement of Changes in Net Assets

For the six months ended March 31, 2011 and the year ended September 30, 2010
(Unaudited)

	March 31,	September 30,
	2011	2010

Operations:
Net investment income	$388,315	$936,357

Net realized gain	4,511,449	5,769,630

Change in net unrealized appreciation	12,704,143	3,598,371

Net increase in net assets resulting from operations	17,603,907	10,304,358

Distributions to shareholders from net investment income:
Class A	(849,872)	(1,120,269)

Class B	(21,055)	(148,662)

Class C	(12,807)	(74,807)

Class Y	(17,931)	(6,266)

Total distributions from net investment income	(901,665)	(1,350,004)

Share transactions–net:
Class A	405,324	(5,665,696)

Class B	(3,903,598)	(15,755,352)

Class C	413,666	(1,680,595)

Class Y	2,527,067	315,034

Net increase (decrease) in net assets resulting from share transactions	(557,541)	(22,786,609)

Net increase in net assets	16,144,701	(13,832,255)

Net assets:
Beginning of period	99,557,301	113,389,556

End of period (includes undistributed net investment income of $260,687 and $774,037, respectively)	$115,702,002	$99,557,301

Notes to Financial Statements

March 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Value Fund, (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Value Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares, respectively, of the Fund throughout this report.
  The Fund’s investment objective is total return.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

9        Invesco Value Fund

Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the

10        Invesco Value Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.42%

Next $1 billion	0.37%

Next $1 billion	0.32%

Over $3 billion	0.27%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 1.25%, 2.00%, 2.00%, and 1.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended March 31, 2011, the Adviser waived advisory fees of $11,241.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended March 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of

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providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended March 31, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.
  For the six months ended March 31, 2011, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended March 31, 2011, IDI advised the Fund that IDI retained $2,881 in front-end sales commissions from the sale of Class A shares and $0, $8,146 and $211 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$114,562,053	$701,821	$—	$115,263,874

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended March 31, 2011, the Fund paid legal fees of $642 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

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NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of September 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

September 30, 2017	$9,431,130

September 30, 2018	3,653,047

Total capital loss carryforward	$13,084,177

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Service Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended March 31, 2011 was $15,307,252 and $16,765,685, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$18,813,175

Aggregate unrealized (depreciation) of investment securities	(6,734,717)

Net unrealized appreciation of investment securities	$12,078,458

Cost of investments for tax purposes is $103,185,416.

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	March 31, 2011(a)		September 30, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	476,374	$6,132,047	846,627	$9,318,262

Class B	21,764	264,976	68,549	739,388

Class C	96,370	1,204,664	44,155	466,458

Class Y	408,695	5,456,553	46,874	507,564

Issued as reinvestment of dividends:
Class A	60,465	750,374	100,958	1,096,399

Class B	1,498	18,234	13,443	142,903

Class C	968	11,685	6,854	72,242

Class Y	1,307	16,448	565	6,227

Automatic conversion of Class B shares to Class A shares:
Class A	157,526	1,999,637	223,888	2,494,210

Class B	(161,256)	(1,999,637)	(229,786)	(2,494,210)

Reacquired:
Class A	(669,504)	(8,476,734)	(1,680,824)	(18,574,567)

Class B	(176,278)	(2,187,171)	(1,315,901)	(14,143,433)

Class C	(66,165)	(802,683)	(208,900)	(2,219,295)

Class Y	(219,015)	(2,945,934)	(18,105)	(198,757)

Net increase (decrease) in share activity	(67,251)	$(557,541)	(2,101,603)	$(22,786,609)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 15% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

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NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 03/31/11	$11.48	$0.06	$2.00	$2.06	$(0.13)	$—	$(0.13)	$13.41	18.05%	$88,311	1.25	%(d)	1.27	%(d)	0.87	%(d)	15%
Year ended 09/30/10	10.57	0.12	0.95 (f)	1.07	(0.16)	—	(0.16)	11.48	10.23 (f)	75,285	1.17	(e)	1.17		1.09	(e)	20
Year ended 09/30/09	10.90	0.14	(0.21)	(0.07)	(0.26)	—	(0.26)	10.57	0.18	74,725	1.25	(e)	1.25		1.69	(e)	23
Year ended 09/30/08	15.59	0.23	(3.51)	(3.28)	(0.28)	(1.13)	(1.41)	10.90	(22.69)	75,052	1.04	(e)	1.04		1.78	(e)	10
Year ended 09/30/07	14.85	0.25	1.27	1.52	(0.25)	(0.53)	(0.78)	15.59	10.43	109,643	0.99	(e)	0.99		1.62	(e)	15
Year ended 09/30/06	13.27	0.23	1.63	1.86	(0.28)	—	(0.28)	14.85	14.20	77,032	1.00		1.01		1.69		13

Class B
Six months ended 03/31/11	11.17	0.01	1.96	1.97	(0.02)	—	(0.02)	13.12	17.62	13,539	2.00	(d)	2.02	(d)	0.12	(d)	15
Year ended 09/30/10	10.27	0.03	0.93 (f)	0.96	(0.06)	—	(0.06)	11.17	9.38 (f)	15,034	1.92	(e)	1.92		0.34	(e)	20
Year ended 09/30/09	10.53	0.08	(0.19)	(0.11)	(0.15)	—	(0.15)	10.27	(0.56)	28,853	2.00	(e)	2.00		0.94	(e)	23
Year ended 09/30/08	15.07	0.13	(3.41)	(3.28)	(0.13)	(1.13)	(1.26)	10.53	(23.30)	62,401	1.79	(e)	1.79		1.03	(e)	10
Year ended 09/30/07	14.34	0.13	1.23	1.36	(0.10)	(0.53)	(0.63)	15.07	9.67	132,555	1.75	(e)	1.75		0.86	(e)	15
Year ended 09/30/06	12.79	0.12	1.58	1.70	(0.15)	—	(0.15)	14.34	13.37	195,893	1.75		1.76		0.94		13

Class C
Six months ended 03/31/11	11.07	0.01	1.95	1.96	(0.02)	—	(0.02)	13.01	17.69	10,304	2.00	(d)	2.02	(d)	0.12	(d)	15
Year ended 09/30/10	10.21	0.04	0.91 (f)	0.95	(0.09)	—	(0.09)	11.07	9.32 (f)	8,425	1.92	(e)	1.92		0.34	(e)	20
Year ended 09/30/09	10.49	0.08	(0.19)	(0.11)	(0.17)	—	(0.17)	10.21	(0.49)	9,378	2.00	(e)	2.00		0.94	(e)	23
Year ended 09/30/08	15.04	0.13	(3.40)	(3.27)	(0.15)	(1.13)	(1.28)	10.49	(23.32)	12,042	1.77	(e)	1.77		1.05	(e)	10
Year ended 09/30/07	14.34	0.13	1.23	1.36	(0.13)	(0.53)	(0.66)	15.04	9.67	19,984	1.73	(e)	1.73		0.88	(e)	15
Year ended 09/30/06	12.80	0.13	1.57	1.70	(0.16)	—	(0.16)	14.34	13.38	21,859	1.72		1.73		0.97		13

Class Y
Six months ended 03/31/11	11.66	0.07	2.04	2.11	(0.16)	—	(0.16)	13.61	18.24	3,548	1.00	(d)	1.02	(d)	1.12	(d)	15
Year ended 09/30/10	10.73	0.15	0.96 (f)	1.11	(0.18)	—	(0.18)	11.66	10.49 (f)	813	0.92	(e)	0.92		1.34	(e)	20
Year ended 09/30/09	11.07	0.20	(0.25)	(0.05)	(0.29)	—	(0.29)	10.73	0.45	434	1.00	(e)	1.00		1.94	(e)	23
Year ended 09/30/08	15.82	0.26	(3.56)	(3.30)	(0.32)	(1.13)	(1.45)	11.07	(22.59)	6,060	0.79	(e)	0.79		2.03	(e)	10
Year ended 09/30/07	15.05	0.29	1.29	1.58	(0.28)	(0.53)	(0.81)	15.82	10.78	11,492	0.75	(e)	0.75		1.86	(e)	15
Year ended 09/30/06	13.44	0.29	1.63	1.92	(0.31)	—	(0.31)	15.05	14.47	11,739	0.75		0.76		1.94		13

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total returns are not annualized for periods less than one year, if applicable and do not reflect charges assessed in connection with a variable product, which if included would reduce total returns.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $82,365, $14,865, $9,331 and $2,283 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was less than 0.005% for the years ended September 30, 2007, 2008, 2009 and 2010.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains on securities (both realized and unrealized) per share would have been $0.85, $0.86, $0.81 and $0.86 for Class A, Class B, Class C and Class Y shares, respectively and total returns would have been lower.

NOTE 10—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Comstock Fund (the “Acquiring Fund”).
  The agreement requires approval of the Fund’s shareholders. The agreement was submitted to the shareholders for their consideration at meetings held in April and May, 2011, which have been further adjourned until June 30, 2011.

14        Invesco Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2010 through March 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(10/01/10)	(03/31/11)[1]	Period[2]	(03/31/11)	Period[2]	Ratio
A	$1,000.00	$1,180.50	$6.80	$1,018.70	$6.29	1.25%

B	1,000.00	1,176.20	10.85	1,014.96	10.05	2.00

C	1,000.00	1,176.90	10.85	1,014.96	10.05	2.00

Y	1,000.00	1,182.40	5.44	1,019.95	5.04	1.00

[1]	The actual ending account value is based on the actual total return of the Fund for the period October 1, 2010 through March 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

15        Invesco Value Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-VAL-SAR-1	Invesco Distributors, Inc.

Invesco Value II Fund
Semiannual Report to Shareholders ▪ March 31, 2011
Nasdaq:
A: MPVAX ▪ B: MCVEX ▪ C: MCVFX ▪ Y: MPVLX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 9/30/10 to 3/31/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	18.10%

Class B Shares	17.59

Class C Shares	17.66

Class Y Shares	18.24

S&P 500 Index▼ (Broad Market Index)	17.31

Russell 1000 Value Index▼ (Style-Specific Index)	17.68

Lipper Large-Cap Value Funds Index▼ (Peer Group Index)	16.80

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 3/31/11, including maximum applicable sales charges

Class A Shares

Inception (7/17/96)	7.11%

10 Years	4.54

5 Years	2.48

1 Year	9.15

Class B Shares

10 Years	4.50%

5 Years	2.52

1 Year	9.56

Class C Shares

10 Years	4.34%

5 Years	2.86

1 Year	13.63

Class Y Shares

Inception (11/5/84)	11.43%

10 Years	5.39

5 Years	3.90

1 Year	15.79

Effective June 1, 2010, Class I and Class P shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class Y and Class A shares, respectively, of Invesco Value II Fund. Returns shown above for Class Y and Class A shares are blended returns of the predecessor fund and Invesco Value II Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Class B and Class C shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class P shares restated to reflect the higher 12b-1 fees applicable to Class B and Class C shares, respectively. Class B and Class C share performance reflects any applicable fee waivers or expense reimbursements. The inception date of the predecessor fund’s Class P shares was July 17, 1996.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.01%, 1.76%, 1.76% and 0.76%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.03%, 1.78%, 1.78% and 0.78%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2012. See current prospectus for more information.

2 Invesco Value II Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
     As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director
Invesco Ltd.
3 Invesco Value II Fund

Schedule of Investments(a)

March 31, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.99%
Aerospace & Defense–1.29%
Honeywell International Inc.	30,044	$1,793,927

Aluminum–1.60%
Alcoa Inc.	125,822	2,220,758

Asset Management & Custody Banks–2.44%
Bank of New York Mellon Corp. (The)	92,112	2,751,385

State Street Corp.	14,233	639,631

		3,391,016

Automobile Manufacturers–0.72%
General Motors Co.(b)	32,476	1,007,730

Cable & Satellite–6.02%
Comcast Corp.–Class A	205,068	5,069,281

DIRECTV–Class A(b)	16,324	763,963

Time Warner Cable Inc.	35,434	2,527,862

		8,361,106

Communications Equipment–0.74%
Cisco Systems, Inc.	59,963	1,028,365

Computer Hardware–3.37%
Dell Inc.(b)	113,516	1,647,117

Hewlett-Packard Co.	73,996	3,031,616

		4,678,733

Data Processing & Outsourced Services–0.47%
Western Union Co.	31,354	651,223

Department Stores–0.22%
Macy’s, Inc.	12,606	305,822

Diversified Banks–1.96%
U.S. Bancorp	40,011	1,057,490

Wells Fargo & Co.	52,414	1,661,524

		2,719,014

Drug Retail–1.51%
CVS Caremark Corp.	61,194	2,100,178

Electric Utilities–1.89%
American Electric Power Co., Inc.	16,219	569,936

FirstEnergy Corp.	26,206	971,981

PPL Corp.	42,778	1,082,283

		2,624,200

Electrical Components & Equipment–0.79%
Emerson Electric Co.	18,854	1,101,639

General Merchandise Stores–0.63%
Target Corp.	17,442	872,274

Health Care Distributors–1.60%
Cardinal Health, Inc.	54,214	2,229,822

Home Improvement Retail–2.12%
Home Depot, Inc. (The)	39,786	1,474,469

Lowe’s Cos., Inc.	55,443	1,465,359

		2,939,828

Household Products–0.34%
Procter & Gamble Co. (The)	7,616	469,146

Hypermarkets & Super Centers–1.13%
Wal-Mart Stores, Inc.	30,095	1,566,445

Industrial Conglomerates–2.85%
General Electric Co.	111,389	2,233,349

Textron Inc.	35,312	967,196

Tyco International Ltd.	16,937	758,270

		3,958,815

Industrial Machinery–1.66%
Ingersoll-Rand PLC (Ireland)	47,787	2,308,590

Integrated Oil & Gas–6.47%
BP PLC–ADR (United Kingdom)	34,343	1,515,900

Chevron Corp.	29,721	3,192,927

ConocoPhillips	8,633	689,431

Royal Dutch Shell PLC–ADR (United Kingdom)	35,077	2,555,710

Total SA–ADR (France)	17,014	1,037,344

		8,991,312

Integrated Telecommunication Services–2.33%
AT&T Inc.	45,501	1,392,331

Verizon Communications Inc.	47,811	1,842,636

		3,234,967

Internet Software & Services–3.32%
eBay Inc.(b)	79,429	2,465,476

Yahoo! Inc.(b)	129,465	2,155,592

		4,621,068

Investment Banking & Brokerage–2.24%
Goldman Sachs Group, Inc. (The)	9,741	1,543,656

Morgan Stanley	57,555	1,572,403

		3,116,059

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Value II Fund

	Shares	Value

IT Consulting & Other Services–0.41%
Accenture PLC–Class A (Ireland)	10,465	$575,261

Life & Health Insurance–2.68%
Aflac, Inc.	10,621	560,576

MetLife, Inc.	46,800	2,093,364

Torchmark Corp.	16,164	1,074,583

		3,728,523

Managed Health Care–2.80%
UnitedHealth Group Inc.	59,876	2,706,395

WellPoint Inc.	16,948	1,182,801

		3,889,196

Movies & Entertainment–4.49%
News Corp.–Class B	106,026	1,974,204

Time Warner Inc.	32,380	1,155,966

Viacom Inc.–Class B	66,736	3,104,559

		6,234,729

Multi-Utilities–0.31%
Sempra Energy	8,082	432,387

Oil & Gas Drilling–0.61%
Noble Corp.	18,500	843,970

Oil & Gas Equipment & Services–4.16%
Halliburton Co.	76,009	3,788,289

Weatherford International Ltd.(b)	88,010	1,989,026

		5,777,315

Other Diversified Financial Services–6.33%
Bank of America Corp.	191,815	2,556,894

Citigroup Inc.(b)	433,374	1,915,513

JPMorgan Chase & Co.	93,850	4,326,485

		8,798,892

Packaged Foods & Meats–2.97%
Kraft Foods Inc.–Class A	71,012	2,226,937

Unilever N.V.–New York Shares (Netherlands)	60,837	1,907,848

		4,134,785

Paper Products–2.99%
International Paper Co.	137,514	4,150,172

Personal Products–0.42%
Avon Products, Inc.	21,752	588,174

Pharmaceuticals–8.59%
Abbott Laboratories	20,434	1,002,288

Bristol-Myers Squibb Co.	96,330	2,546,002

GlaxoSmithKline PLC–ADR (United Kingdom)	29,413	1,129,753

Merck & Co., Inc.	63,234	2,087,354

Pfizer Inc.	210,298	4,271,153

Roche Holding AG–ADR (Switzerland)	25,086	899,406

		11,935,956

Property & Casualty Insurance–3.28%
Allstate Corp. (The)	8,720	277,122

Chubb Corp. (The)	42,643	2,614,442

Travelers Cos., Inc. (The)	27,915	1,660,384

		4,551,948

Regional Banks–1.51%
PNC Financial Services Group, Inc.	33,293	2,097,126

Semiconductor Equipment–0.57%
KLA-Tencor Corp.	16,653	788,853

Semiconductors–0.56%
Intel Corp.	38,417	774,871

Soft Drinks–0.99%
Coca-Cola Co. (The)	12,809	849,877

PepsiCo, Inc.	8,255	531,705

		1,381,582

Specialty Stores–0.66%
Staples, Inc.	47,522	922,877

Systems Software–1.95%
Microsoft Corp.	106,862	2,710,020

Wireless Telecommunication Services–1.00%
Vodafone Group PLC–ADR (United Kingdom)	48,429	1,392,334

Total Common Stocks & Other Equity Interests (Cost $109,531,476)		132,001,008

Money Market Funds–4.65%
Liquid Assets Portfolio–Institutional Class(c)	3,227,732	3,227,732

Premier Portfolio–Institutional Class(c)	3,227,733	3,227,733

Total Money Market Funds (Cost $6,455,465)		6,455,465

TOTAL INVESTMENTS–99.64% (Cost $115,986,941)		138,456,473

OTHER ASSETS LESS LIABILITIES–0.36%		504,494

NET ASSETS–100.00%		$138,960,967

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Value II Fund

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of March 31, 2011

Financials	20.4%

Consumer Discretionary	14.9

Health Care	13.0

Information Technology	11.4

Energy	11.2

Consumer Staples	7.4

Industrials	6.6

Materials	4.6

Telecommunication Services	3.3

Utilities	2.2

Money Market Funds Plus Other Assets Less Liabilities	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Value II Fund

Statement of Assets and Liabilities

March 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $109,531,476)	$132,001,008

Investments in affiliated money market funds, at value and cost	6,455,465

Total investments, at value (Cost $115,986,941)	138,456,473

Receivable for:
Investments sold	915,603

Fund shares sold	101,381

Dividends	237,896

Fund expenses absorbed	72,449

Investment for trustee deferred compensation and retirement plans	1,319

Other assets	28,376

Total assets	139,813,497

Liabilities:
Payable for:
Investments purchased	570,236

Fund shares reacquired	8,211

Accrued fees to affiliates	152,465

Accrued other operating expenses	118,734

Trustee deferred compensation and retirement plans	2,884

Total liabilities	852,530

Net assets applicable to shares outstanding	$138,960,967

Net assets consist of:
Shares of beneficial interest	$139,293,746

Undistributed net investment income	34,753

Undistributed net realized gain (loss)	(22,837,064)

Unrealized appreciation	22,469,532

$138,960,967

Net Assets:
Class A	$64,616,349

Class B	$30,343

Class C	$51,555

Class Y	$74,262,720

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	3,957,817

Class B	1,860

Class C	3,159

Class Y	4,544,567

Class A:
Net asset value per share	$16.33

Maximum offering price per share
(Net asset value of $16.33 divided by 94.50%)	$17.28

Class B:
Net asset value and offering price per share	$16.31

Class C:
Net asset value and offering price per share	$16.32

Class Y:
Net asset value and offering price per share	$16.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Value II Fund

Statement of Operations

For the six months ended March 31, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $30,892)	$1,321,942

Dividends from affiliated money market funds	3,609

Total investment income	1,325,551

Expenses:
Advisory fees	293,759

Administrative services fees	24,931

Custodian fees	11,597

Distribution fees:
Class A	72,960

Class B	89

Class C	230

Transfer agent fees	232,512

Trustees’ and officers’ fees and benefits	10,333

Registration and filing fees	54,568

Reports to shareholders	100,369

Other	24,365

Total expenses	825,713

Less: Fees waived	(277,186)

Net expenses	548,527

Net investment income	777,024

Realized and unrealized gain from:
Net realized gain from investment securities	4,645,781

Change in net unrealized appreciation of investment securities	14,736,928

Net realized and unrealized gain	19,382,709

Net increase in net assets resulting from operations	$20,159,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Value II Fund

Statement of Changes in Net Assets

For the six months ended March 31, 2011 and the year ended September 30, 2010
(Unaudited)

	March 31,	September 30,
	2011	2010

Operations:
Net investment income	$777,024	$2,645,794

Net realized gain	4,645,781	1,257,047

Change in net unrealized appreciation	14,736,928	11,332,726

Net increase in net assets resulting from operations	20,159,733	15,235,567

Distributions to shareholders from net investment income:
Class A	(383,695)	(1,551,487)

Class B	(46)	(43)

Class C	(122)	(56)

Class Y	(528,248)	(1,263,342)

Total distributions from net investment income	(912,111)	(2,814,928)

Share transactions–net:
Class A	(5,089,143)	(55,765,772)

Class B	17,188	10,192

Class C	23,301	19,781

Class Y	6,578,063	(18,560,536)

Net increase (decrease) in net assets resulting from share transactions	1,529,409	(74,296,335)

Net increase (decrease) in net assets	20,777,031	(61,875,696)

Net assets:
Beginning of period	118,183,936	180,059,632

End of period (includes undistributed net investment income of $34,753 and $169,840, respectively)	$138,960,967	$118,183,936

Notes to Financial Statements

March 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Value II Fund, (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Value Fund (the “Acquired Fund”), an investment portfolio of Morgan Stanley Institutional Fund Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class P and Class I shares received Class A and Class Y shares, respectively, of the Fund.
  Information for the Acquired Fund’s Class P and Class I shares prior to the Reorganization is included with Class A and Class Y shares, respectively, of the Fund throughout this report.
  The Fund’s investment objective is above-average total return over a market cycle of three to five years.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert.

9        Invesco Value II Fund

Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the

10        Invesco Value II Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.50%

Next $1 billion	0.45%

Next $1 billion	0.40%

Over $3 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 1.01%, 1.76%, 1.76%, and 0.76%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended March 31, 2011, the Adviser waived advisory fees of $277,186.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended March 31, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.

11        Invesco Value II Fund

  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended March 31, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended March 31, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended March 31, 2011, IDI advised the Fund that IDI retained $177 in front-end sales commissions from the sale of Class A shares and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of March 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended March 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$137,557,067	$899,406	$—	$138,456,473

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended March 31, 2011, the Fund paid legal fees of $670 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

12        Invesco Value II Fund

NOTE 5—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of September 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

September 30, 2017	$15,103,071

September 30, 2018	6,983,567

Total capital loss carryforward	$22,086,638

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended March 31, 2011 was $23,845,783 and $75,342,832, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$21,413,436

Aggregate unrealized (depreciation) of investment securities	(1,797,322)

Net unrealized appreciation of investment securities	$19,616,114

Cost of investments for tax purposes is $118,840,359.

13        Invesco Value II Fund

NOTE 8—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	March 31, 2011(a)		September 30, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	497,845	$7,875,271	1,355,344	$18,478,677

Class B(b)	1,252	20,072	779	10,149

Class C(b)	3,915	60,137	1,524	19,725

Class Y	1,215,278	18,135,915	2,846,382	37,925,531

Issued as reinvestment of dividends:
Class A	24,904	379,086	91,112	1,197,344

Class B(b)	1	7	3	43

Class C(b)	1	17	4	56

Class Y	13,559	213,011	91,610	1,238,359

Automatic conversion of Class B shares to Class A shares:
Class A	15	248	—	—

Class B	(15)	(248)	—	—

Reacquired:
Class A	(911,223)	(13,343,748)	(5,492,825)	(75,441,793)

Class B(b)	(160)	(2,643)	—	—

Class C(b)	(2,285)	(36,853)	—	—

Class Y	(791,040)	(11,770,863)	(4,355,811)	(57,724,426)

Net increase (decrease) in share activity	52,047	$1,529,409	(5,461,878)	$(74,296,335)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 80% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 1, 2010.

14        Invesco Value II Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

													Ratio of		Ratio of
													expenses		expenses
			Net gains										to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions							net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset				Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end		Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period		return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 03/31/11	$13.98	$0.08	$2.37	$2.45	$(0.10)	$—	$(0.10)	$16.33		18.10%		$64,616	1.00	%(d)	1.44	%(d)	1.10	%(d)	20%
Year ended 09/30/10	12.93	0.16	1.08 (e)	1.24	(0.19)	—	(0.19)	13.98		9.65	(e)	60,782	0.95		0.95		1.21		38
Year ended 09/30/09	13.11	0.19	(0.08)	0.11	(0.29)	—	(0.29)	12.93	(f)	1.43	(g)	108,524	1.00	(h)	1.00		1.79	(h)	48
Year ended 09/30/08	18.43	0.29 (i)	(4.24)	(3.95)	(0.31)	(1.06)	(1.37)	13.11	(f)	(22.65	)(j)	103,097	0.90	(h)	0.90		1.88	(h)	13
Year ended 09/30/07	18.64	0.31	1.60	1.91	(0.33)	(1.79)	(2.12)	18.43	(f)	10.69		199,754	0.88	(h)	0.88		1.65	(h)	28
Year ended 09/30/06	17.86	0.33	2.10	2.43	(0.33)	(1.32)	(1.65)	18.64	(f)	14.38		187,718	0.87		0.87		1.84		26

Class B
Six months ended 03/31/11	13.95	0.03	2.37	2.40	(0.04)	—	(0.04)	16.31		17.59		30	1.75	(d)	2.19	(d)	0.35	(d)	20
Year ended 09/30/10(j)	13.03	0.02	0.95 (e)	0.97	(0.05)	—	(0.05)	13.95		7.51	(e)	11	1.65	(k)	1.65	(k)	0.51	(k)	38

Class C
Six months ended 03/31/11	13.95	0.03	2.38	2.41	(0.04)	—	(0.04)	16.32		17.66		52	1.75	(d)	2.19	(d)	0.35	(d)	20
Year ended 09/30/10(j)	13.03	0.02	0.95 (e)	0.97	(0.05)	—	(0.05)	13.95		7.51	(e)	21	1.65	(k)	1.65	(k)	0.51	(k)	38

Class Y
Six months ended 03/31/11	13.97	0.10	2.39	2.49	(0.12)	—	(0.12)	16.34		18.24		74,263	0.75	(d)	1.19	(d)	1.35	(d)	20
Year ended 09/30/10	12.95	0.21	1.04 (e)	1.25	(0.23)	—	(0.23)	13.97		9.73	(e)	57,370	0.70		0.70		1.46		38
Year ended 09/30/09	13.12	0.22	(0.07)	0.15	(0.32)	—	(0.32)	12.95	(f)	1.78	(g)	71,536	0.73	(h)	0.73		2.11	(h)	48
Year ended 09/30/08	18.46	0.33 (i)	(4.26)	(3.93)	(0.35)	(1.06)	(1.41)	13.12	(f)	(22.51	)(j)	80,633	0.65	(h)	0.65		2.09	(h)	13
Year ended 09/30/07	18.67	0.35	1.60	1.95	(0.37)	(1.79)	(2.16)	18.46	(f)	10.95		285,533	0.63	(h)	0.63		1.90	(h)	28
Year ended 09/30/06	17.89	0.37	2.11	2.48	(0.38)	(1.32)	(1.70)	18.67	(f)	14.68		307,331	0.65		0.65		2.07		26

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $58,528, $18, $46 and $67,960 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received, net gains (losses) on securities (both realized and unrealized) per share would have been $1.00, $0.87, $0.87 and $0.96 for Class A, Class B, Class C and Class Y shares respectively and total returns would have been lower.
(f)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(g)	Performance was positively impacted by approximately 5.33% and 5.35% for the Class A and Class Y shares, respectively, due to the receipt of proceeds from the settlements of class action suits involving primarily two of the Portfolio’s past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had these settlements not occurred, the total return would have been approximately (3.90)% and (3.57)% for Class A and Class Y shares, respectively.
(h)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was 0.01% for the year ended September 30, 2009 and less than 0.005% for the years ended September 30, 2008 and 2007.
(i)	During the year, the Portfolio received a regulatory settlement from an unaffiliated third party, which had an impact on net investment income and total returns of $0.01 and 0.02% for Class A and less than $0.005 and 0.02% for Class Y shares, respectively.
(j)	Commencement date of June 1, 2010 for the Class B and Class C shares, respectively.
(k)	Annualized.

NOTE 10—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Comstock Fund (the “Acquiring Fund”).
  The Fund’s shareholders approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.

15        Invesco Value II Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2010 through March 31, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(10/01/10)	(03/31/11)[1]	Period[2]	(03/31/11)	Period[2]	Ratio
A	$1,000.00	$1,181.00	$5.44	$1,019.95	$5.04	1.00%

B	1,000.00	1,175.90	9.49	1,016.21	8.80	1.75

C	1,000.00	1,176.60	9.50	1,016.21	8.80	1.75

Y	1,000.00	1,182.40	4.08	1,021.19	3.78	0.75

[1]	The actual ending account value is based on the actual total return of the Fund for the period October 1, 2010 through March 31, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half year.

16        Invesco Value II Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-VAL2-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: June 6, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: June 6, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date: June 6, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.